PARTNERS' CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
Limited Partners' Capital Account [Line Items]
Schedule of partner units activity
A rollforward of the number of common limited partner, subordinated limited partner and general partner units follows.

	Common	Subordinated	General partner	Total
Units, January 1, 2013	24,412,427	24,409,850	996,320	49,818,597
Units issued to a subsidiary of Summit Investments in connection with the Bison Drop Down	1,553,849	—	31,711	1,585,560
Units issued to a subsidiary of Summit Investments in connection with the Mountaineer Acquisition	3,107,698	—	63,422	3,171,120
Net units issued under SMLP LTIP	5,892	—	—	5,892
Units, January 1, 2014	29,079,866	24,409,850	1,091,453	54,581,169
Units issued in connection with the March Equity 2014 Offering	5,300,000	—	108,337	5,408,337
Net units issued under SMLP LTIP	46,647	—	861	47,508
Units, December 31, 2014	34,426,513	24,409,850	1,200,651	60,037,014
Units issued in connection with the May 2015 Equity Offering	7,475,000	—	152,551	7,627,551
Net units issued under SMLP LTIP	161,131	—	1,498	162,629
Units, December 31, 2015	42,062,644	24,409,850	1,354,700	67,827,194

Schedule of partnership target distributions

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General partner
Minimum quarterly distribution	$0.40	98.0%	2.0%
First target distribution	$0.40 up to $0.46	98.0%	2.0%
Second target distribution	above $0.46 up to $0.50	85.0%	15.0%
Third target distribution	above $0.50 up to $0.60	75.0%	25.0%
Thereafter	above $0.60	50.0%	50.0%

Details of cash distributions
Our payment of IDRs as reported in distributions to unitholders – general partner in the statement of partners' capital during the years ended December 31 follow.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
IDR payments	$6,743	$2,326	$—
We paid the following per-unit distributions during the years ended December 31:

	Year ended December 31,
	2015	2014	2013
Per-unit annual distributions to unitholders	$2.270	$2.040	$1.725

Polar Midstream and Epping
Limited Partners' Capital Account [Line Items]
Calculation of capital contribution and its allocation to partners' capital
The calculation of the capital contribution and its allocation to partners' capital follow (dollars in thousands).

Summit Investments' net investment in Polar Midstream and Epping		$416,044
Total net cash consideration paid to a subsidiary of Summit Investments		285,677
Excess of acquired carrying value over consideration paid		$130,367

Allocation of capital contribution:
General partner interest	$2,607
Common limited partner interest	80,079
Subordinated limited partner interest	47,681
Partners' capital contribution – excess of acquired carrying value over consideration paid		$130,367

Red Rock Gathering Company, LLC
Limited Partners' Capital Account [Line Items]
Calculation of capital distribution and its allocation to partners' capital
The calculation of the capital distribution and its allocation to partners' capital follow (dollars in thousands).

Summit Investments' net investment in Red Rock Gathering		$241,817
Total net cash consideration paid to a subsidiary of Summit Investments		307,941
Excess of consideration paid over acquired carrying value		$(66,124)

Allocation of capital distribution:
General partner interest	$(1,323)
Common limited partner interest	(37,910)
Subordinated limited partner interest	(26,891)
Partners' capital distribution – excess of consideration paid over acquired carrying value		$(66,124)

Bison Midstream
Limited Partners' Capital Account [Line Items]
Calculation of capital contribution and its allocation to partners' capital
The calculation of the capital contribution and its allocation to partners' capital follow (dollars in thousands).

Summit Investments' net investment in Bison Midstream		$305,449
Aggregate cash paid to Summit Investments	$200,000
Issuance of 1,553,849 SMLP common units to Summit Investments	47,936
Issuance of 31,711 SMLP general partner units to the general partner	978
Total consideration paid to a subsidiary of Summit Investments		248,914
Excess of acquired carrying value over consideration paid		$56,535

Allocation of capital contribution:
General partner interest	$1,131
Common limited partner interest	28,558
Subordinated limited partner interest	26,846
Partners' capital contribution – excess of acquired carrying value over consideration paid		$56,535

Mountaineer Midstream
Limited Partners' Capital Account [Line Items]
Allocation and valuation of units issued to partially fund
The allocation and valuation of units issued to partially fund the Mountaineer Acquisition follow (dollars in thousands).

Issuance of 3,107,698 SMLP common units to Summit Investments	$98,000
Issuance of 63,422 SMLP general partner units to the general partner	2,000
Issuance of units in connection with the Mountaineer Acquisition	$100,000